Statements of Cash Flows - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Cash flow from operating activities:
Net loss	$ (159,351)	$ (28,875)	$ (10,056)	$ (163,595)
Changes in operating assets and liabilities:
Accrued expenses and due to general partner member	159,351	28,875	10,046	163,595
Net cash flow used in operating activities	0	0	(10)	0
Cash flow from investing activities	0	0	0	0
Cash flow from financing activities
Cash paid for offering costs	0	0	(896)	0
Net cash used in financing operations	0	0	(896)	0
Decrease in cash and cash equivalents	0	0	(906)	0
Cash and cash equivalents, beginning of period	94	94	1,000	94
Cash and cash equivalents, end of period	94	94	94	94
Supplemental information:
Accrued deferred offering costs and other assets	$ 131,454	$ 512,286	$ 267,592	$ 1,181,442